Loans and borrowings	12 Months Ended
Dec. 31, 2017
Debt instruments held [abstract]
Disclosure of loans and advances to banks [text block]
15	Loans and borrowings

The loans and borrowings include the following:

	As of December 31
in 000€	2017	2016	2015
K€ 28,000 acquisition bank loan	27,513	−	−
K€ 18,000 secured bank loans (construction Belgium/Poland)	17,575	6,404	−
K€ 11,250 bank loans ACTech	9,247	−	−
K€ 8,750 other facility loans	4,982	5,411	5,952
Bank investment loans - top 20 outstanding	21,441	9,467	4,892
Bank investment loans - other	2,289	2,927	2,195
Financial lease agreements	9,164	7,395	5,904
Institutional loan	1,105	936	856
Convertible loan	1,000	1,000	1,000
Related party loan	241	266	290
Total loans and borrowings	94,557	33,806	21,089
current	12,769	5,539	4,482
non-current	81,788	28,267	16,607

K€28,000 Acquisition loan (balance K€27,513 per December 31, 2017)

This bank loan has been concluded in October 2017 to finance the acquisition of ACTech. The loan includes a portion of K€18,000, monthly reimbursable during 7 years, and a bullet portion of K€10,000, reimbursable at once in October 2024. The interest rate is fixed for the duration of the loan, and amounts to 1.1% on average for both portions. The bank loans are secured with a business pledge mandate, a share pledge on Materialise Germany GMBH, and debt covenants.

K€18,000 secured bank loans

The K€ 18,000 loan has been concluded in 2016 in two agreements to finance the construction of new facilities in Leuven (Belgium) and in Poland, both maturing in 2032. The agreement for the Belgian facility financing amounts to K€12,000 (drawn per end 2017: K€11,575; per end 2016: K€4,050), and with reimbursements only starting in December 2022. The agreement for the Polish facility financing amounts to K€6,000 (fully drawn per end 2017; per end 2016: K€2,354), and with reimbursements only starting in June 2019. The average interest rate of both agreements amounts to 1.2%. The bank loan is secured with a mortgage mandate on the Belgian facility buildings.

K€11,250 bank loans

Thesee 3 bank loans have been agreed by the ACTech Group to refinance a vendor loan. On December 31,2017, the outstanding balances amounted to K€9,247 (K€7,496 maturing June 2023, and K€1,750 maturing June 2021). The 3 loans bear variable and fixed interest rates, on average amounting to 3%. The bank loans are secured with a mortgage on the ACTech facilities, business pledges on fixed assets, cash, accounts receivable, a negative pledge on ACTech’s shares, and with financial covenants. These loans have been refinanced entirely in March 2018 for K€9,300, with adjusted maturity to May 2025 and first reimbursements in August 2020. The interest rate has been fixed at approximately 1.6%, and pledges have been reduced to a K€4,650 mortgage on ACTech’s facilities, besides a guarantee of Materialise NV.

K€ 8,750 - Other facility loans

Three facility loans were contracted in 2005, 2006 and 2012 for the construction of Leuven office and production facilities (K€2,000, K€ 300 and K€5,000 respectively) and another loan for the Czech Republic offices in 2008 (K€ 1,750). The balance of the four loans amounts to K€4,981 per December 31, 2017. All loans have a repayment schedule of 15 years and interest rates are fixed between 4.3% and 5.4% for the four loans.

Miscellaneous investment loans

The 20 largest of these loans outstanding per December 31, 2017 amount to a balance of K€21,441. They have been agreed in 2017, 2016 and in the years before to finance various investments in machinery, printers, equipment, and software tools. The vast majority of the loans have a reimbursement period over 7 years, and are at fixed interest rates with weighted average below 1%.

Finance lease obligations with third parties

The Group has several finance lease obligations mainly with financial institutions and related to the financing of buildings and various other items of plant and equipment such as 3D printers. Per December 31, 2017 the balance of these financial lease agreements amounts to K€9,164, and are mostly at fixed interest rates with weighted average below 2%.

K€1,142 institutional loan

This loan was contracted with a governmental institution in Germany to finance the production operations of Materialise Germany for a maximum amount of K€2,000. Per December 31, 2017 K€1,105 has been drawn. The loan is repayable over a 4 year period, starting as of September 2017 with a fixed interest rate of 0.25% payable per quarter.

K€1,000 convertible bond with related party

We issued, on October 28, 2013, 1,000 convertible bonds with a related party for a total amount of K€1,000. The bonds have been fully subscribed by a member of our senior management.

The conditions of the convertible bond can be summarized as follows:

  Number of convertible bonds: 1,000
  Nominal value per bond: €1,000
  Contractual life: 7 years
  Interest: 3.7% per year
  Conversion period: from January 1, 2017 until maturity
  Convertion price: €1.97 per share

 The maximum number of ordinary shares that can be issued upon conversion is 508,904 .

The Group has estimated the fair value of a similar liability however without any conversion option by reference to a number of quoted peers in Belgium. The fair value was estimated at K€907. Upon initial recognition, an amount of K€93 was recognized in consolidated reserves reflecting the fair value of the conversion option.

Finance lease obligations with related parties

In October 2001, we entered into a finance lease agreement with Ailanthus NV to lease land and a portion of a new production building. The lease had a term of 15 years and included a purchase option for the land and the building. We determined that this lease was a finance lease because (i) the purchase option is assumed to be significantly lower than the fair value of the land and building and (ii) it was very likely at inception of the lease that we would exercise our purchase option. The amounts outstanding as of December 31, 2017 is K€0 (2016: K€74; 2015: K€72). The interest expense for the year 2017 is K€0 (2016: K€4 2015: K€5). The term of the lease expired on September 20, 2016 and we exercised a purchase option in respect of the land and building. The notary deed transferring the land and building was completed in the course of 2017.

Related party loan

Ailanthus NV has granted us one other loan at fixed interest rate of 4.23% that matures in 2025. The purpose of the loan is to finance the purchase of a building in France. The amounts outstanding as of December 31, 2017 is K€241 (2016: K€266; 2015: K€290). The interest expense for the year ended December 31, 2017 is K€11 (2016: K€12; 2015: K€13).

Changes of liabilities for financing activities:

The following table presents the changes of the liabilities for financing activities:

	For the year ended December 31
(in thousands of euros)	2017	2016	2015
Balance as per January 1,	33,806	21,089	17,347
Proceeds from loans & borrowings	54,319	14,669	5,672
Repayment of loans & borrowings	(11,904)	(2,796)	(4,711)
New finance leases	2,906	2,483	3,808
Repayment of finance leases	(2,947)	(1,898)	(1,546)
Loans acquired from business combination	18,205	−	303
Net foreign exchange movements	172	259	216
Balance as per December 31,	94,557	33,806	21,089